Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2019
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Total cash, cash equivalents and restricted cash are as follows:

	June 30, 2019	December 31, 2018	June 30, 2018	December 31, 2017
	$	$	$	$
Cash and cash equivalents	235,199	424,169	454,933	445,452
Restricted cash – current	50,798	40,493	55,466	38,179
Restricted cash – non-current	36,886	40,977	34,627	68,543
	322,883	505,639	545,026	552,174